Intangible assets, net - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets not yet available for use	€ 54.3	€ 11.8